Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5:      Premises and Equipment

Major classifications of premises and equipment stated at cost were as follows at December 31:

	2011	2010

Land	$1,977,333	$1,977,333
Buildings and improvements	15,327,244	15,292,194
Equipment	7,927,231	7,740,609
Construction in progress	452,205	85,238
	25,684,013	25,095,374

Less accumulated depreciation	(11,910,876)	(10,472,833)

Net premises and equipment	$13,773,137	$14,622,541